Item 1. Schedule of Investments:
--------------------------------
Putnam Arizona Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05


Putnam Arizona Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
CLI Insd. -- Connie Lee Insurance Insured
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes


Municipal bonds and notes (95.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------

Arizona (91.1%)
--------------------------------------------------------------------------------------------------------------------------------
       $750,000  Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr.
                 Co.), Ser. A, 5.85s, 3/1/28                                                     Ba3                    $751,223
      1,500,000  AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River),
                 Ser. B, 5s, 1/1/22                                                              Aa2                   1,595,730
        400,000  AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation), Ser. A, 6.4s, 8/15/27     BB-/P                   399,980
      1,000,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network),
                 7s, 12/1/25                                                                     BBB                   1,115,880
                 AZ School Fac. Board Rev. Bonds (State School Impt.)
      1,000,000  5 1/4s, 7/1/20                                                                  Aaa                   1,099,990
      1,050,000  5 1/4s, 7/1/14                                                                  Aaa                   1,167,096
                 AZ State U. COP
      1,000,000  (AZ State U. Project-2002), MBIA, 5.1s, 7/1/25                                  Aaa                   1,055,560
      1,000,000  (Research Infrastructure), AMBAC, 5s, 9/1/30                                    Aaa                   1,041,420
                 AZ State U. Rev. Bonds
        500,000  FGIC, 5 7/8s, 7/1/25                                                            Aaa                     556,270
      1,260,000  FSA, 5 1/4s, 7/1/09                                                             AAA                   1,375,277
                 AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.),
                 Ser. A, MBIA
      1,000,000  5 3/8s, 7/1/19                                                                  Aaa                   1,109,220
        825,000  5s, 7/1/25                                                                      Aaa                     867,380
      1,750,000  AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s,
                 10/1/22                                                                         Aaa                   1,882,283
        150,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
                 Ser. A, 7 1/4s, 12/1/19                                                         B-/P                    158,289
      1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                                          Aaa                   1,781,166
      1,100,000  Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11                          Aaa                   1,381,545
      2,150,000  Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14                              Aaa                   2,827,659
                 Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
      2,015,000  (Sierra Vista Cmnty. Hosp.), Ser. C, 8 1/4s, 12/1/14                            AAA                   2,085,747
        490,000  (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21                          BB+/P                   514,877
      1,000,000  Glendale, Dev. Auth. Edl. Fac. Rev. Bonds (American Graduate School Intl.),
                 CLI Insd., U.S. Govt. Coll., 7 1/8s, 7/1/20                                     AAA                   1,026,440
      1,500,000  Glendale, Indl. Dev. Auth. Hosp. Rev. Bonds (Midwestern U.), Ser. A, 5 7/8s,
                 5/15/31                                                                         A-                    1,609,995
      1,600,000  Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28                             Aaa                   1,671,904
        500,000  Maricopa Cnty., Hosp. Rev. Bonds (Sun Hlth. Corp.), 6 1/8s, 4/1/18              Baa1                    522,700
      3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth.
                 Svcs.), Ser. A, MBIA, U.S. Govt. Coll., 7s, 12/1/16                             Aaa                   4,357,883
      1,000,000  Maricopa Cnty., Indl. Dev. Auth. Multi-Fam. Hsg. Rev. Bonds (Villas at
                 Augusta), GNMA Coll., 5.95s, 10/20/40                                           Aaa                   1,058,910
      1,000,000  Maricopa Cnty., Poll. Control Rev. Bonds (Public Service Co. NM), Ser. A,
                 6.3s, 12/1/26                                                                   Baa2                  1,064,860
      1,000,000  Maricopa Cnty., Pub. Fin. Corp. Rev. Bonds, AMBAC, 5 1/2s, 7/1/14               Aaa                   1,104,230
                 Maricopa Cnty., School Dist. G.O. Bonds
      2,000,000  (No. 69 Paradise Valley-Project of 1994), Ser. B, MBIA, 7s, 7/1/12              Aaa                   2,454,680
      1,500,000  (No. 69 Paradise Valley-Project of 1994), Ser. C, FSA, 6 1/4s, 7/1/14           Aaa                   1,808,535
        305,000  (No. 41 Gilbert), FSA, 5.8s, 7/1/14                                             Aaa                     356,957
      1,000,000  (No. 89 Dysart Unified School Impt. 2002), Ser. B, FSA, 5s, 7/1/23              AAA                   1,109,210
        320,000  (No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17              Aaa                     342,864
        175,000  (No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17
                 (Prerefunded)                                                                   Aaa                     193,258
        665,000  (No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09                     Aaa                     719,138
         20,000  (No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09 (Prerefunded)       Aaa                      21,662
      1,500,000  Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth. Syst.), Ser. A, MBIA,
                 5 3/4s, 1/1/25                                                                  Aaa                   1,644,510
      1,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12                              Aaa                   1,243,400
      2,000,000  Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19          Aaa                   2,212,620
      1,380,000  Mohave Cnty., Indl. Dev. Auth. Multi-Fam. Mtge. Rev. Bonds (Copper Ridge
                 Apts.), FHA Insd., 7 3/8s, 4/1/32                                               AAA                   1,393,800
                 Northern AZ U. Rev. Bonds, FGIC
      1,725,000  6 1/2s, 6/1/09                                                                  Aaa                   1,965,310
      1,000,000  5s, 6/1/34                                                                      Aaa                   1,030,550
      1,195,000  Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien Wtr.), MBIA, 5s, 7/1/23   Aaa                   1,263,246
                 Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
      1,000,000  (Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19                                        Aaa                   1,107,460
      1,970,000  Ser. A, FSA, 5 1/4s, 7/1/14                                                     Aaa                   2,110,284
      1,620,000  Ser. A, FSA, 5 1/4s, 7/1/13                                                     Aaa                   1,738,017
      2,010,000  Ser. A, FSA, 5 1/4s, 7/1/11                                                     Aaa                   2,161,715
      1,000,000  Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds (Muni. Courthouse), Ser. A,
                 5 1/4s, 7/1/24                                                                  AAA                   1,067,460
                 Phoenix, G.O. Bonds
      1,000,000  6s, 7/1/10                                                                      Aa1                   1,032,560
      1,000,000  5 3/8s, 7/1/25                                                                  Aa1                   1,078,260
      1,000,000  5 1/4s, 7/1/22                                                                  Aa1                   1,074,780
      1,500,000  Ser. B, 5s, 7/1/27                                                              Aa1                   1,562,445
      1,600,000  Phoenix, Hsg. Mtge. Fin. Corp. Mtge. Rev. Bonds (Section 8 Assistance),
                 Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23                                           Aaa                   1,626,784
      1,000,000  Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev. Bonds (Capitol Mall, LLC
                 II), AMBAC, 5s, 9/15/28                                                         Aaa                   1,035,940
      4,400,000  Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 1.8s, 1/1/31           A-1+                  4,400,000
        405,000  Pima Cnty., Indl Dev. Auth. Single Fam. Mtge. Rev. Bonds, Ser. B, FHLMC
                 Coll., FNMA Coll., GNMA Coll., 6.95s, 11/1/23                                   AAA                     407,450
      1,000,000  Pima Cnty., Unified School Dist. G.O. Bonds (No. 1 Tucson), FGIC, 7 1/2s,
                 7/1/08                                                                          Aaa                   1,145,890
      1,775,000  Prescott, Muni.  Property Corp. Rev. Bonds, Ser. 2004, MBIA, 5s, 7/1/29         Aaa                   1,851,520
      1,500,000  Scottsdale, G.O. Bonds (Projects 1999 & 2000), 5s, 7/1/24                       Aaa                   1,571,085
        700,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds (Westminster Village 1st. Mtg.),
                 Ser. A, U.S. Govt. Coll., 8 1/4s, 6/1/15                                        AAA/P                   724,451
                 Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
      1,000,000  (Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s, 9/1/17                      Aaa                   1,091,100
        500,000  (Scottsdale Hlth. Care), 5.8s, 12/1/31                                          A3                      536,890
      1,000,000  (Scottsdale Hlth. Care), 5.7s, 12/1/21                                          A3                    1,080,710
        960,000  Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18                                    BBB+                    982,253
                 South Campus Group, LLC Student Hsg. Rev. Bonds (Arizona State U. South
                 Campus), MBIA
      1,250,000  5 5/8s, 9/1/28                                                                  Aaa                   1,390,575
        640,000  5 5/8s, 9/1/23                                                                  Aaa                     719,667
      2,200,000  Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28    Aaa                   2,291,080
        200,000  Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A,
                 5 3/8s, 12/1/13                                                                 BB-                     205,102
      1,000,000  Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Christian Care), Ser. A,
                 6s, 7/1/30                                                                      AA                    1,098,100
      2,000,000  U. of AZ, COP (U. of AZ Parking & Student Hsg.), AMBAC, 5 3/4s, 6/1/24          Aaa                   2,181,720
      1,500,000  U. of AZ, Rev. Bonds, FSA, 5 1/4s, 6/1/08                                       Aaa                   1,614,600
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A,
                 6s, 8/1/33                                                                      Baa2                  1,058,080
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste
                 Management, Inc.), 4 5/8s, 6/1/27                                               BBB                   1,002,870
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      93,892,102

Puerto Rico (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
        500,000  Cmnwlth. of PR, G.O. Bonds, Ser. A, MBIA, 5 1/2s, 7/1/29                        AAA                     593,315
      2,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 1/2s, 8/1/23        Aaa                   2,187,000
      1,000,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  1,089,490
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,869,805

Virgin Islands (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        845,000  VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31                        Baa3                    758,616
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $92,610,407) (b)                                                            $98,520,523
================================================================================================================================



Putnam Arizona Tax Exempt Income Fund - Fund  855
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive quarterly the notional amount
multiplied by 3.935% and pay quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          $3,000,000          08/10/2030           $(114,589)

Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          10,000,000          08/10/2009              68,739
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(45,850)
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $103,015,938.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $92,610,408, resulting in gross unrealized appreciation and depreciation of $6,162,042 and $251,927, respectively, or net unrealized appreciation of $5,910,115.

The rates shown on VRDN are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Healthcare                         15.0%
Education                          13.0

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               19.7%
FSA                                14.6
AMBAC                              12.3
FGIC                               12.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005

Item 1. Schedule of Investments:
--------------------------------
Putnam Arizona Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05


Putnam Arizona Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
CLI Insd. -- Connie Lee Insurance Insured
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes


Municipal bonds and notes (95.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------

Arizona (91.1%)
--------------------------------------------------------------------------------------------------------------------------------
       $750,000  Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr.
                 Co.), Ser. A, 5.85s, 3/1/28                                                     Ba3                    $751,223
      1,500,000  AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River),
                 Ser. B, 5s, 1/1/22                                                              Aa2                   1,595,730
        400,000  AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation), Ser. A, 6.4s, 8/15/27     BB-/P                   399,980
      1,000,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network),
                 7s, 12/1/25                                                                     BBB                   1,115,880
                 AZ School Fac. Board Rev. Bonds (State School Impt.)
      1,000,000  5 1/4s, 7/1/20                                                                  Aaa                   1,099,990
      1,050,000  5 1/4s, 7/1/14                                                                  Aaa                   1,167,096
                 AZ State U. COP
      1,000,000  (AZ State U. Project-2002), MBIA, 5.1s, 7/1/25                                  Aaa                   1,055,560
      1,000,000  (Research Infrastructure), AMBAC, 5s, 9/1/30                                    Aaa                   1,041,420
                 AZ State U. Rev. Bonds
        500,000  FGIC, 5 7/8s, 7/1/25                                                            Aaa                     556,270
      1,260,000  FSA, 5 1/4s, 7/1/09                                                             AAA                   1,375,277
                 AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.),
                 Ser. A, MBIA
      1,000,000  5 3/8s, 7/1/19                                                                  Aaa                   1,109,220
        825,000  5s, 7/1/25                                                                      Aaa                     867,380
      1,750,000  AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s,
                 10/1/22                                                                         Aaa                   1,882,283
        150,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
                 Ser. A, 7 1/4s, 12/1/19                                                         B-/P                    158,289
      1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                                          Aaa                   1,781,166
      1,100,000  Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11                          Aaa                   1,381,545
      2,150,000  Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14                              Aaa                   2,827,659
                 Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
      2,015,000  (Sierra Vista Cmnty. Hosp.), Ser. C, 8 1/4s, 12/1/14                            AAA                   2,085,747
        490,000  (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21                          BB+/P                   514,877
      1,000,000  Glendale, Dev. Auth. Edl. Fac. Rev. Bonds (American Graduate School Intl.),
                 CLI Insd., U.S. Govt. Coll., 7 1/8s, 7/1/20                                     AAA                   1,026,440
      1,500,000  Glendale, Indl. Dev. Auth. Hosp. Rev. Bonds (Midwestern U.), Ser. A, 5 7/8s,
                 5/15/31                                                                         A-                    1,609,995
      1,600,000  Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28                             Aaa                   1,671,904
        500,000  Maricopa Cnty., Hosp. Rev. Bonds (Sun Hlth. Corp.), 6 1/8s, 4/1/18              Baa1                    522,700
      3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth.
                 Svcs.), Ser. A, MBIA, U.S. Govt. Coll., 7s, 12/1/16                             Aaa                   4,357,883
      1,000,000  Maricopa Cnty., Indl. Dev. Auth. Multi-Fam. Hsg. Rev. Bonds (Villas at
                 Augusta), GNMA Coll., 5.95s, 10/20/40                                           Aaa                   1,058,910
      1,000,000  Maricopa Cnty., Poll. Control Rev. Bonds (Public Service Co. NM), Ser. A,
                 6.3s, 12/1/26                                                                   Baa2                  1,064,860
      1,000,000  Maricopa Cnty., Pub. Fin. Corp. Rev. Bonds, AMBAC, 5 1/2s, 7/1/14               Aaa                   1,104,230
                 Maricopa Cnty., School Dist. G.O. Bonds
      2,000,000  (No. 69 Paradise Valley-Project of 1994), Ser. B, MBIA, 7s, 7/1/12              Aaa                   2,454,680
      1,500,000  (No. 69 Paradise Valley-Project of 1994), Ser. C, FSA, 6 1/4s, 7/1/14           Aaa                   1,808,535
        305,000  (No. 41 Gilbert), FSA, 5.8s, 7/1/14                                             Aaa                     356,957
      1,000,000  (No. 89 Dysart Unified School Impt. 2002), Ser. B, FSA, 5s, 7/1/23              AAA                   1,109,210
        320,000  (No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17              Aaa                     342,864
        175,000  (No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17
                 (Prerefunded)                                                                   Aaa                     193,258
        665,000  (No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09                     Aaa                     719,138
         20,000  (No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09 (Prerefunded)       Aaa                      21,662
      1,500,000  Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth. Syst.), Ser. A, MBIA,
                 5 3/4s, 1/1/25                                                                  Aaa                   1,644,510
      1,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12                              Aaa                   1,243,400
      2,000,000  Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19          Aaa                   2,212,620
      1,380,000  Mohave Cnty., Indl. Dev. Auth. Multi-Fam. Mtge. Rev. Bonds (Copper Ridge
                 Apts.), FHA Insd., 7 3/8s, 4/1/32                                               AAA                   1,393,800
                 Northern AZ U. Rev. Bonds, FGIC
      1,725,000  6 1/2s, 6/1/09                                                                  Aaa                   1,965,310
      1,000,000  5s, 6/1/34                                                                      Aaa                   1,030,550
      1,195,000  Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien Wtr.), MBIA, 5s, 7/1/23   Aaa                   1,263,246
                 Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
      1,000,000  (Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19                                        Aaa                   1,107,460
      1,970,000  Ser. A, FSA, 5 1/4s, 7/1/14                                                     Aaa                   2,110,284
      1,620,000  Ser. A, FSA, 5 1/4s, 7/1/13                                                     Aaa                   1,738,017
      2,010,000  Ser. A, FSA, 5 1/4s, 7/1/11                                                     Aaa                   2,161,715
      1,000,000  Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds (Muni. Courthouse), Ser. A,
                 5 1/4s, 7/1/24                                                                  AAA                   1,067,460
                 Phoenix, G.O. Bonds
      1,000,000  6s, 7/1/10                                                                      Aa1                   1,032,560
      1,000,000  5 3/8s, 7/1/25                                                                  Aa1                   1,078,260
      1,000,000  5 1/4s, 7/1/22                                                                  Aa1                   1,074,780
      1,500,000  Ser. B, 5s, 7/1/27                                                              Aa1                   1,562,445
      1,600,000  Phoenix, Hsg. Mtge. Fin. Corp. Mtge. Rev. Bonds (Section 8 Assistance),
                 Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23                                           Aaa                   1,626,784
      1,000,000  Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev. Bonds (Capitol Mall, LLC
                 II), AMBAC, 5s, 9/15/28                                                         Aaa                   1,035,940
      4,400,000  Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 1.8s, 1/1/31           A-1+                  4,400,000
        405,000  Pima Cnty., Indl Dev. Auth. Single Fam. Mtge. Rev. Bonds, Ser. B, FHLMC
                 Coll., FNMA Coll., GNMA Coll., 6.95s, 11/1/23                                   AAA                     407,450
      1,000,000  Pima Cnty., Unified School Dist. G.O. Bonds (No. 1 Tucson), FGIC, 7 1/2s,
                 7/1/08                                                                          Aaa                   1,145,890
      1,775,000  Prescott, Muni.  Property Corp. Rev. Bonds, Ser. 2004, MBIA, 5s, 7/1/29         Aaa                   1,851,520
      1,500,000  Scottsdale, G.O. Bonds (Projects 1999 & 2000), 5s, 7/1/24                       Aaa                   1,571,085
        700,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds (Westminster Village 1st. Mtg.),
                 Ser. A, U.S. Govt. Coll., 8 1/4s, 6/1/15                                        AAA/P                   724,451
                 Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
      1,000,000  (Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s, 9/1/17                      Aaa                   1,091,100
        500,000  (Scottsdale Hlth. Care), 5.8s, 12/1/31                                          A3                      536,890
      1,000,000  (Scottsdale Hlth. Care), 5.7s, 12/1/21                                          A3                    1,080,710
        960,000  Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18                                    BBB+                    982,253
                 South Campus Group, LLC Student Hsg. Rev. Bonds (Arizona State U. South
                 Campus), MBIA
      1,250,000  5 5/8s, 9/1/28                                                                  Aaa                   1,390,575
        640,000  5 5/8s, 9/1/23                                                                  Aaa                     719,667
      2,200,000  Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28    Aaa                   2,291,080
        200,000  Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A,
                 5 3/8s, 12/1/13                                                                 BB-                     205,102
      1,000,000  Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Christian Care), Ser. A,
                 6s, 7/1/30                                                                      AA                    1,098,100
      2,000,000  U. of AZ, COP (U. of AZ Parking & Student Hsg.), AMBAC, 5 3/4s, 6/1/24          Aaa                   2,181,720
      1,500,000  U. of AZ, Rev. Bonds, FSA, 5 1/4s, 6/1/08                                       Aaa                   1,614,600
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A,
                 6s, 8/1/33                                                                      Baa2                  1,058,080
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste
                 Management, Inc.), 4 5/8s, 6/1/27                                               BBB                   1,002,870
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      93,892,102

Puerto Rico (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
        500,000  Cmnwlth. of PR, G.O. Bonds, Ser. A, MBIA, 5 1/2s, 7/1/29                        AAA                     593,315
      2,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 1/2s, 8/1/23        Aaa                   2,187,000
      1,000,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  1,089,490
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,869,805

Virgin Islands (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        845,000  VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31                        Baa3                    758,616
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $92,610,407) (b)                                                            $98,520,523
================================================================================================================================



Putnam Arizona Tax Exempt Income Fund - Fund  855
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive quarterly the notional amount
multiplied by 3.935% and pay quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          $3,000,000          08/10/2030           $(114,589)

Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          10,000,000          08/10/2009              68,739
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(45,850)
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $103,015,938.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $92,610,408, resulting in gross unrealized appreciation and depreciation of $6,162,042 and $251,927, respectively, or net unrealized appreciation of $5,910,115.

The rates shown on VRDN are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Healthcare                         15.0%
Education                          13.0

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               19.7%
FSA                                14.6
AMBAC                              12.3
FGIC                               12.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005